Expenses by nature (Schedule of Expenses by Nature) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 15, 2018	Dec. 31, 2019	Dec. 31, 2018
Expenses
Salaries, wages and benefits		$ 7,831	$ 5,945
Other research and development expenditures, including clinical costs		13,594	8,398
Professional and consulting fees	$ 285	1,779	1,987
Travel		680	550
Office, rent and telecommunications		684	586
Insurance		800	444
Marketing, communications and investor relations		1,675	1,370
Depreciation		527	325
Stock-based compensation (non-cash)		1,138	1,182
Deferred share unit compensation (non-cash)		(191)	508
Other		609	800
Accreted interest		1,239	1,385
Research and development tax credits		(1,571)	(1,027)
Government assistance		(861)	(35)
Total Expenses		$ 27,933	$ 22,418